Provisions	12 Months Ended
Mar. 31, 2023
Provisions.
Provisions

13.         Provisions

	At March 31,
	2023	2022	2021
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	169.8	98.8	53.2
Provision for pension obligation (b)	4.5	4.5	4.5
	174.3	103.3	57.7

	At March 31,
	2023	2022	2021
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	98.8	53.2	75.4
Increase in provision during the year	71.0	55.6	37.3
Utilization of provision upon the hand-back of aircraft	—	(10.0)	(59.5)
At end of year	169.8	98.8	53.2

During fiscal year 2023, the Company returned 1 Airbus A320 aircraft held under lease to the lessor. During fiscal year 2022, the Company returned 3 Boeing 737 (2021: 11) aircraft held under lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2023, 2022 and 2021 are as follows:

	Carrying
	Value	2024	2025	2026	2027	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2023
Provision for leased aircraft maintenance	169.8	19.8	30.1	10.4	5.4	104.1

	Carrying
	Value	2023	2024	2025	2026	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2022
Provision for leased aircraft maintenance	98.8	9.2	23.3	56.7	9.6	—

	Carrying
	Value	2022	2023	2024	2025	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2021
Provision for leased aircraft maintenance	53.2	10.3	4.1	11.5	24.3	3.0

	At March 31,
	2023	2022	2021
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	4.5	4.5	4.5
Movement during the year	—	—	—
At end of year	4.5	4.5	4.5

See Note 20 to the consolidated financial statements for further details.